Annual Operating Expenses - VIPFreedomFunds-InitialServiceService2ComboPRO - VIPFreedomFunds-InitialServiceService2ComboPRO - VIP Freedom 2025 Portfolio	Apr. 29, 2024
VIP Freedom 2025 Portfolio - Initial Class
Operating Expenses:
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Acquired fund fees and expenses	0.49%
Total annual operating expenses	0.49%	[1]
VIP Freedom 2025 Portfolio - Service Class
Operating Expenses:
Management fee	none
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	none
Acquired fund fees and expenses	0.49%
Total annual operating expenses	0.59%	[1]
VIP Freedom 2025 Portfolio - Service Class 2
Operating Expenses:
Management fee	none
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	none
Acquired fund fees and expenses	0.49%
Total annual operating expenses	0.74%	[1]

[1]	A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.